Share capital	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Share capital [Text Block]
11.	Share capital

Authorized share capital

Unlimited number of common shares without par value.

Issued share capital

On August 28, 2017, the Company consolidated its common shares on a basis of one (1) new common share for two (2) old common shares held. Reference to common shares, per share amounts and other securities have been retroactively restated.

At December 31, 2018, there were 43,149,015 issued and fully paid common shares (2017 – 40,664,015).

Financings

During the year ended December 31, 2018, the following equity financings were completed:

I)

On January 5, 2018, the Company closed a private placement of 960,000 units at a price of $0.60 per unit for gross proceeds of $576,000. Each unit consists of one common share and one half of one share purchase warrant. Each whole warrant is exercisable into one common share at a price of $0.70 with an expiry date of three years after the closing date. The Company used the residual method to value the share purchase warrants, allocating a value of $nil. As at December 31, 2017, the Company had received $27,000 of subscriptions towards this private placement.

As part of the private placement, the Company paid $22,080 in finder’s fees and other cash issuance costs of $14,290. In addition, the Company issued 36,800 in broker warrants with an expiry date of one year after the closing date. The fair value of $9,164 for the broker warrants was estimated using the Black-Scholes Option Pricing Model and was charged to share issue costs and credited to share-based payment reserve. The assumptions used in the Black-Scholes Option Pricing Model were as follows: share price of $0.67; exercise price of $0.70; expected volatility of 100%; expected life of 1 year; a risk-free interest rate of 0.73%; and an expected dividend rate of nil.

During the year ended December 31, 2017, the following equity financings were completed:

II)

On August 30, 2017, the Company closed a private placement of 8,333,333 units at a price of $0.06 per unit for gross proceeds of $500,000. Each unit consists of one common share and one share purchase warrant exercisable into one common share at a price of $0.07 during the first year and $0.08 during years two and three. The Company used the residual method to value the share purchase warrants, allocating a value of $nil. As part of the private placement, the Company incurred other cash issuance costs of $4,575.

III)

On October 24, 2017, the Company closed a private placement of 6,750,000 units at a price of $0.35 per unit for gross proceeds of $2,362,500. Each unit consists of one common share and one half of one share purchase warrant. Each whole warrant is exercisable into one common share at a price of $0.45 with an expiry date of three years after the closing date. The Company used the residual method to value the share purchase warrants, allocating a value of $nil.

As part of the private placement, the Company paid $126,313 in finder’s fees and other cash issuance costs of $16,663. In addition, the Company issued 396,000 in broker warrants with an expiry date of one year after the closing date. The fair value of $111,210 for the broker warrants was estimated using the Black-Scholes Option Pricing Model and was charged to share issue costs and credited to contributed surplus. The assumptions used in the Black-Scholes Option Pricing Model were as follows: share price of $0.54; exercise price of $0.35; expected volatility of 100%; expected life of 1 year; a risk-free interest rate of 0.73%; and an expected dividend rate of nil.

IV)

On December 20, 2017, the Company closed a private placement of 1,813,333 units at a price of $0.60 per unit for gross proceeds of $1,088,000. Each unit consists of one common share and one half of one share purchase warrant. Each whole warrant is exercisable into one common share at a price of $0.70 with an expiry date of three years after the closing date. The Company used the residual method to value the share purchase warrants, allocating a value of $36,267.

As part of the private placement, the Company paid $59,160 in finder’s fees and other cash issuance costs of $2,306. In addition, the Company issued 98,600 in broker warrants with an expiry date of one year after the closing date. The fair value of $18,762 for the broker warrants was estimated using the Black-Scholes Option Pricing Model and was charged to share issue costs and credited to contributed surplus. The assumptions used in the Black- Scholes Option Pricing Model were as follows: share price of $0.58; exercise price of $0.70; expected volatility of 100%; expected life of 1 year; a risk-free interest rate of 0.73%; and an expected dividend rate of nil.

V)

On December 27, 2017, the Company closed a private placement of 1,250,000 units at a price of $0.60 per unit for gross proceeds of $750,000. Each unit consists of one common share and one half of one share purchase warrant. Each whole warrant is exercisable into one common share at a price of $0.70 with an expiry date of three years after the closing date. The Company used the residual method to value the share purchase warrants, allocating a value of $nil.

As part of the private placement, the Company paid $45,000 in finder’s fees and other cash issuance costs of $3,050. In addition, the Company issued 75,000 in broker warrants with an expiry date of one year after the closing date. The fair value of $22,333 for the broker warrants was estimated using the Black-Scholes Option Pricing Model and was charged to share issue costs and credited to contributed surplus. The assumptions used in the Black-Scholes Option Pricing Model were as follows: share price of $0.74; exercise price of $0.70; expected volatility of 100%; expected life of 1 year; a risk-free interest rate of 0.73%; and an expected dividend rate of nil.

Basic and diluted income (loss) per share

The following table reconciles our basic and diluted income (loss) per share:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Income (loss) for the year	$1,150,637	$(683,299)
Weighted average number of shares outstanding	42,391,792	25,986,111
Dilutive effect of options and warrants	13,665,282	-
Weighted average diluted shares outstanding	56,057,074	25,986,111
Basic income (loss) per share	$0.03	$(0.03)
Diluted income (loss) per share	$0.02	$(0.03)

The Company made a loss during the year ended December 31, 2017. Therefore, basic and diluted loss per share is the same as the impact of stock options and warrants on loss per share would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 5 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent (5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all investor relations and technical consultants will not exceed two percent (2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

On exercise, each option allows the holder to purchase one common share of the Company. The changes in options during the years ended December 31, 2018 and 2017 are as follows:

	Year ended		Year ended
	December 31, 2018		December 31, 2017
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
Options outstanding, beginning	2,662,500	$0.33	1,640,000	$0.19
Options granted	1,860,000	0.50	1,150,000	0.50
Options exercised	-		(125,000)	0.10
Options expired/forfeited	(562,500)	0.69	(2,500)	1.00
Options outstanding, ending	3,960,000	$0.36	2,662,500	$0.33

Options exercisable, ending	3,741,250	$0.35	2,602,500	$0.32

The weighted average share price on the date of option exercise during the year ended December 31, 2017 was $0.56.

Details of options outstanding as at December 31, 2018 are as follows:

	Weighted average	Number of options
Exercise price	contractual life	outstanding
$0.10	2.50 years	(1)1,350,000
$0.22	3.70 years	100,000
$0.35	4.89 years	585,000
$0.40	3.76 years	550,000
$0.55	4.10 years	600,000
$0.60	4.02 years	600,000
$0.80	3.86 years	175,000
$0.31	3.59 years	3,960,000

(1)	Subsequent to December 31, 2018, 175,000 of these options were exercised for proceeds of $17,500.

Stock-based compensation

During the year ended December 31, 2018, the Company granted 1,860,000 stock options (2017 – 1,150,000 stock options), the weighted average grant date fair value of the options was $0.26 per option (2017 – $0.32) . The fair value was determined using the Black-Scholes option pricing model using the following weighted average assumptions:

	2018	2017
Share price	$0.36	$0.44
Exercise price	$0.50	$0.50
Expected life of options	5 years	5 years
Annualized volatility	176%	100%
Risk-free interest rate	1.79%	1.60%
Dividend rate	0%	0%

During the year ended December 31, 2018, the Company recorded $500,742 (2017 - $360,493) of stock-based compensation to the statement of comprehensive income (loss) based on the vesting of stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company. The changes in warrants outstanding during the years ended December 31, 2018 and 2017 are as follows:

	Year ended		Year ended
	December 31, 2018		December 31, 2017
		Average		Average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price
Warrants outstanding, beginning	25,454,600	$0.18	13,444,147	$0.10
Warrants issued	516,800	0.70	13,809,600	0.25
Warrants exercised	(1,525,000)	0.08	(855,000)	0.06
Warrants expired	(569,600)	0.46	(944,147)	0.10
Warrants outstanding, ending	23,876,800	$0.20	25,454,600	$0.18

Details of warrants outstanding as at December 31, 2018 are as follows:

	Weighted average	Number of warrants
Exercise price	contractual life	outstanding
$0.08	1.67 years	6,558,333
$0.10	2.26 years	11,895,000
$0.45	1.82 years	3,375,000
$0.70	1.95 years	(1)2,048,467
$0.20	2.01 years	23,876,800

(1) Subsequent to December 31, 2018, 36,800 of these warrants expired unexercised.